Lease Commitment and Total Rental Expense - Future Minimum Rental Payments Due under Leases (Detail)	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 285,808
2017	66,925
2018	26,721
2019	19,622
2020	19,306
Operating Leases, Future Minimum Payments Due, Total	$ 418,382